Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Accounting Policies [Abstract]
Research and development expense	$ 1,300,000	$ 1,300,000	$ 7,600,000	$ 3,900,000
Cash and cash equivalents	$ 61,328,000	$ 41,326,000	$ 76,697,000	$ 12,628,000	$ 49,564,000
Percentage of cash and cash equivalents in domestic financial institutions			96.00%	100.00%
Accounts receivable write-offs			$ 21,000,000	$ 0
Useful life of intangible assets			13 years